[Shutterfly Letterhead]

April 30, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington D.C. 20549

Dear Ladies and Gentlemen:

In accordance with Note 4 to Paragraph (a) of Rule 14a-6, Shutterfly, Inc., a Delaware corporation (the “Company”) is submitting this transmittal letter to notify you that it has filed a preliminary proxy statement with the Securities and Exchange Commission that refers to a solicitation in opposition by affiliates of Marathon Partners L.P. with respect to the election of directors to be held at the Company’s 2015 annual meeting of stockholders.

Respectfully submitted,

Shutterfly, Inc.

/s/ Charlotte Falla
By: Charlotte Falla
Title: Vice President, General Counsel and Secretary